OTHER CURRENT ASSETS	6 Months Ended
Apr. 30, 2024
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

NOTE 6 – OTHER CURRENT ASSETS

At April 30, 2024 and October 31, 2023, other current assets consisted of the following:

	April 30, 2024	October 31, 2023
Recoverable VAT	$37,484	$38,641
Security deposit	—	17,716
Deferred tax assets	11,490	16,546
Other	41,359	34,605
	$90,333	$107,508